RELATED PARTY TRANSACTIONS (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions Details 1Abstract
Salaries and short-term employee benefits	$ (1,759)	$ (1,670)
Share-based compensation	(1,522)	(1,104)
Key management personnel compensation	$ (3,281)	$ (2,774)